Stock-Based Compensation Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 2,574	$ 2,446	$ 2,406
Income tax benefits related to stock-based compensation	$ 868	$ 830	$ 842